Summary of Restricted Units Issued and Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Series M1 Restricted Units
Capital Unit [Line Items]
Beginning balance	7,520	7,520
Issuances	1,030
Ending balance	8,550	7,520
Series M2 Restricted Units
Capital Unit [Line Items]
Beginning balance	7,520	7,520
Issuances	1,030
Ending balance	8,550	7,520
Series M3 Restricted Units
Capital Unit [Line Items]
Beginning balance	7,520	7,520
Issuances	1,030
Ending balance	8,550	7,520
Series M4 Restricted Units
Capital Unit [Line Items]
Beginning balance	7,520	7,520
Issuances	1,030
Ending balance	8,550	7,520
Series M Restricted Units [Member]
Capital Unit [Line Items]
Beginning balance	30,080	30,080
Issuances	4,120
Ending balance	34,200	30,080
Series Z1 Restricted Units
Capital Unit [Line Items]
Beginning balance	4,313	4,328
Issuances	485
Forfeitures	(105)	(15)
Ending balance	4,693	4,313
Series Z2 Restricted Units
Capital Unit [Line Items]
Beginning balance	4,313	4,328
Issuances	485
Forfeitures	(105)	(15)
Ending balance	4,693	4,313
Series Z3 Restricted Units
Capital Unit [Line Items]
Beginning balance	4,313	4,328
Issuances	485
Forfeitures	(105)	(15)
Ending balance	4,693	4,313
Series Z4 Restricted Units
Capital Unit [Line Items]
Beginning balance	4,313	4,328
Issuances	485
Forfeitures	(105)	(15)
Ending balance	4,693	4,313
Series Z Restricted Units
Capital Unit [Line Items]
Beginning balance	17,252	17,312
Issuances	1,940
Forfeitures	(420)	(60)
Ending balance	18,772	17,252